SHARE-BASED PAYMENT - 2015 Plan (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 21, 2015
2015 Plan
SHARE-BASED PAYMENT
Shares authorized (in shares)				14,328,358
PRC Plan | Share options
SHARE-BASED PAYMENT
Share options granted	0	0	0